Jan Fischer-Wade
Allstate Life Insurance Company
Phone: 402.975.6368
Email: jfis6@allstate.com

VIA EDGAR TRANSMISSION

May 1,2017

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Allstate Life Insurance Company
Allstate Financial Advisors Separate Account I ("Registrant")
Registration Statements on Form N-4
Certification Pursuant to Rule 497(j) of the Securities Act of 1933

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.
For each Registration Statement shown below, the form of Prospectus and Statement of Additional Information that would have been filed under 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statement or amendment, and

2.	The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

Registrant                                        Depositor                                1940 Act #                                Registration Statement

Allstate Financial                          Allstate Life                              811-09327                                    333-114560
Advisors Separate                        Insurance                                                                                       333-114561
Account I                                       Company                                                                                        333-114562

You may direct any questions regarding this filing to the undersigned at (402)975-6368.

Very truly yours,

/s/ JAN FISCHER-WADE
Jan Fischer-Wade
Senior Attorney